UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2003
                                                -------------------------------

Check here if Amendment  [   ]; Amendment Number:
                                                  ---------------
         This Amendment  (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ---------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ---------------------------------------------
                       One Pacific Place, Suite 600
                  ---------------------------------------------
                       1125 South 103 Street
                  ---------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ---------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ----------------------------------------------
Title:                 President
                  ----------------------------------------------
Phone:                 402-391-1980
                  ----------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz        Omaha, Nebraska             February 11, 2004
--------------------------- ---------------------------  -------------------
  Signature                   City, State                 Date



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Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                                 ---------------------

Form 13F Information Table Entry Total:             50
                                                 ---------------------

Form 13F Information Table Value Total:          $5,926,977
                                                 ---------------------
                                                          (thousands)


List of Other Included Managers:  None


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WALLACE R. WEITZ & COMPANY                              31-Dec-03
13F FILE NO. 28-3062
                                                        FORM 13F INFORMATION TABLE



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           COLUMN 1             COLUMN 2          COLUMN 3       COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7   COLUMN 8
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                                                                  VALUE      SHRS OR   SH/  PUT/  INVESTMENT     OTHER      VOTING
        NAME OF ISSUER          TITLE OF CLASS    CUSIP          (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                     COM                020039103     149,056         3,200,000 SH        Sole         N/A       Shared
ARCHSTONE SMITH TR              COM                039583109      33,716         1,205,000 SH        Sole         N/A       Shared
AVALONBAY CMNTYS INC            COM                053484101      13,609           284,700 SH        Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL A               084670108     251,486             2,985 SH        Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL      CL B               084670207     291,409           103,520 SH        Sole         N/A        Sole
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT     139733109       7,520           235,000 SH        Sole         N/A       Shared
CENTENNIAL COMMUNCTNS CORP N    CL A NEW           15133V208       3,882           737,965 SH        Sole         N/A        Sole
CHARTER COMMUNICATIONS INC D    CL A               16117M107     137,082        34,100,000 SH        Sole         N/A        Sole
CITIZENS COMMUNICATIONS CO      COM                17453B101     290,758        23,410,500 SH        Sole         N/A       Shared
COMCAST CORP NEW                CL A SPL           20030N200     380,847        12,175,400 SH        Sole         N/A       Shared
COSTCO WHSL CORP NEW            COM                22160K105      20,635           555,000 SH        Sole         N/A       Shared
COUNTRYWIDE FINANCIAL CORP      COM                222372104     213,391         2,813,332 SH        Sole         N/A        Sole
DAILY JOURNAL CORP              COM                233912104       3,559           114,800 SH        Sole         N/A        Sole
EXTENDED STAY AMER INC          COM                30224P101      42,956         2,966,600 SH        Sole         N/A        Sole
FEDERAL HOME LN MTG CORP        COM                313400301     224,649         3,852,000 SH        Sole         N/A       Shared
FEDERAL NATL MTG ASSN           COM                313586109     139,101         1,853,200 SH        Sole         N/A        Sole
FIRST HEALTH GROUP CORP         COM                320960107      58,888         3,026,100 SH        Sole         N/A       Shared
FOREST CITY ENTERPRISES INC     CL A               345550107      56,475         1,188,700 SH        Sole         N/A        Sole
GREENPOINT FINL CORP            COM                395384100     193,741         5,485,300 SH        Sole         N/A        Sole
HCA INC                         COM                404119109          97             2,250 SH        Sole         N/A        Sole
HANOVER CAP MTG HLDGS INC       COM                410761100       7,188           582,500 SH        Sole         N/A        Sole
HARRAHS ENTMT INC               COM                413619107      56,887         1,143,000 SH        Sole         N/A        Sole
HILTON HOTELS CORP              COM                432848109     190,486        11,120,000 SH        Sole         N/A       Shared
HOST MARRIOTT CORP NEW          COM                44107P104     345,219        28,021,000 SH        Sole         N/A       Shared
INSIGHT COMMUNICATIONS INC      CL A               45768V108      85,265         8,270,100 SH        Sole         N/A       Shared
INSURANCE AUTO AUCTIONS INC     COM                457875102       8,266           633,400 SH        Sole         N/A        Sole
INTELLIGENT SYS CORP NEW        COM                45816D100       1,102           648,066 SH        Sole         N/A        Sole
LABORATORY CORP AMER HLDGS      COM NEW            50540R409      70,445         1,906,500 SH        Sole         N/A       Shared
LIBERTY MEDIA CORP NEW          COM SER A          530718105     492,888        41,454,000 SH        Sole         N/A       Shared
LYNCH INTERACTIVE CORP          COM                551146103       2,385           100,000 SH        Sole         N/A        Sole
MAIL-WELL INC                   COM                560321200      55,898        12,125,400 SH        Sole         N/A        Sole
MEDIMMUNE INC                   COM                584699102       3,810           150,000 SH        Sole         N/A        Sole
MOHAWK INDS INC                 COM                608190104         176             2,500 SH        Sole         N/A        Sole
NEWCASTLE INVT CORP             COM                65105M108      51,490         1,900,000 SH        Sole         N/A        Sole
NOVASTAR FINL INC               COM                669947400      83,716         1,948,700 SH        Sole         N/A        Sole
PAPA JOHNS INTL INC             COM                698813102      23,483           703,500 SH        Sole         N/A        Sole
PARK PL ENTMT CORP              COM                700690100     420,425        38,820,400 SH        Sole         N/A       Shared
QWEST COMMUNICATIONS INTL IN    COM                749121109     193,342        44,755,200 SH        Sole         N/A       Shared
REDWOOD TR INC                  COM                758075402     161,777         3,181,450 SH        Sole         N/A       Shared
SAFEWAY INC                     COM NEW            786514208     150,105         6,851,000 SH        Sole         N/A       Shared
SIX FLAGS INC                   COM                83001P109      89,563        11,910,000 SH        Sole         N/A       Shared
SPRINT CORP                     COM FON GROUP      852061100      29,556         1,800,000 SH        Sole         N/A        Sole
TELEPHONE & DATA SYS INC        COM                879433100     196,413         3,140,100 SH        Sole         N/A       Shared
TRIAD HOSPITALS INC             COM                89579K109      51,257         1,540,650 SH        Sole         N/A       Shared
US BANCORP DEL                  COM NEW            902973304      85,796         2,881,000 SH        Sole         N/A       Shared
VORNADO RLTY TR                 SH BEN INT         929042109      24,638           450,000 SH        Sole         N/A        Sole
WASHINGTON MUT INC              COM                939322103     254,080         6,333,000 SH        Sole         N/A       Shared
WASHINGTON POST CO              CL B               939640108     241,140           304,700 SH        Sole         N/A        Sole
WELLS FARGO & CO NEW            COM                949746101       7,656           130,000 SH        Sole         N/A        Sole
WESTAR ENERGY INC               COM                95709T100      29,668         1,465,100 SH        Sole         N/A        Sole
                                                            ------------------------------
                             50                                5,926,977       331,583,618


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